497(e)
                                                                       333-19925


AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 11, 2011 TO THE CURRENT PROSPECTUS FOR VARIABLE IMMEDIATE ANNUITY
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


      EQ/QUALITY BOND PLUS -- PORTFOLIO SUB-ADVISER CHANGE

      Effective on or about October 26, 2010, SSgA Funds Management, Inc. was terminated as a Sub-Adviser to the EQ/Quality Bond PLUS Portfolio. AllianceBernstein L.P. continues to serve as Sub-Adviser and AXA Equitable Life Insurance Company continues to serve as the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.




























     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
               CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

IM-11-01 (2/11)                                      Catalog No. 146264 (2/11)
VIA NB/IF (AR)                                                          x03442